LEASES (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Future minimum payments under non-cancelable operating leases [Abstract]
2014	$ 4,235,000
2015	2,115,000
2016	1,384,000
2017	976,000
2018	884,000
Thereafter	564,000
Total minimum lease payments	10,158,000
Rent expense	$ 5,200,000	$ 6,900,000	$ 9,600,000
Minimum [Member]
Operating Leased Assets [Line Items]
Term of lease	1 year
Renewal options of lease	5 years
Minimum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of lease	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Term of lease	10 years
Renewal options of lease	15 years
Maximum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of lease	10 years